Related-party Transactions - Summary of Potential Compensation Pay-Outs (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of conditional performance shares awarded	45,116	46,808	61,469
Executive director [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
LTI: performance shares target percentage of base salary	400.00%	300.00%	300.00%